Associates and Joint Ventures - Narrative (Details) € in Millions, £ in Millions, $ in Millions		12 Months Ended
	Nov. 08, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure Of Joint Ventures And Associates [Line Items]
Gains (losses) on remeasurements of defined benefit plans		€ 91		€ (31)			€ 70
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from joint ventures, classified as investing activities		512	£ 425	1,154	£ 1,000		€ 909	£ 800
Nabiax
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from joint ventures, classified as investing activities				€ 54
Transfers and others		€ 58
Daytona Midco, S.L. (Nabiax)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)	20.00%	20.00%	20.00%
Telefónica Chile, S.A. | HoldCo infraCo SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				40.00%	40.00%	40.00%
Unsere Grüne Glasfaser (UGG)
Disclosure Of Joint Ventures And Associates [Line Items]
Additions		€ 91		€ 73
Unsere Grüne Glasfaser (UGG) | Derivative instruments
Disclosure Of Joint Ventures And Associates [Line Items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax		7		(30)
Nexfibre
Disclosure Of Joint Ventures And Associates [Line Items]
Additions		38		33
HoldCo infraCo SpA | Telefónica Chile, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Additions				73		$ 70,960
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax		(380)		(219)
Gains (losses) on remeasurements of defined benefit plans		€ 101		€ 41
Nabiax | Asterion Industrial Partners SGEIC | Aermont Group
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of share capital sold	80.00%